SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS Short-Term Municipal Bond Fund

The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub–heading of the “MANAGEMENT” section of the fund’s prospectus and summary prospectus.

Philip G. Condon, Managing Director. Co–Lead Portfolio Manager of the fund. Began managing the fund in 2003.

Ashton P. Goodfield, CFA, Managing Director. Co–Lead Portfolio Manager of the fund. Began managing the fund in 2003.

Shelly L. Deitert, Director. Portfolio Manager of the fund. Began managing the fund in 2003. On leave through February 10, 2014.

The following information replaces the existing disclosure contained under the “MANAGEMENT” sub–heading of the “FUND DETAILS” section of the fund’s prospectus.

Philip G. Condon, Managing Director. Co–Lead Portfolio Manager of the fund. Began managing the fund in 2003.

■	Head of US Retail Fixed Income Funds.

■	Joined Deutsche Asset & Wealth Management in 1983.

■	BA and MBA, University of Massachusetts at Amherst.

Ashton P. Goodfield, CFA, Managing Director. Co–Lead Portfolio Manager of the fund. Began managing the fund in 2003.

■	Joined Deutsche Asset & Wealth Management in 1986.

■	BA, Duke University.

Shelly L. Deitert, Director. Portfolio Manager of the fund. Began managing the fund in 2003. On leave through February 10, 2014.

■	Joined Deutsche Asset & Wealth Management in 1997.

■	BA, Taylor University.

Please Retain This Supplement for Future Reference

February 1, 2014 PROSTKR-340